COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments	Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

2012	11,701
2013	6,766
2014	2,924
2015	2,601
2016	609

24,601